Note 1 - Basis of Presentation and General Information - Excess of Consideration Over Acquired Assets (Details) - USD ($)		12 Months Ended
	Apr. 26, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Excess of consideration over acquired assets		$ (6,701,000)	$ (22,260,000)	$ (12,909,000)
Astarte [Member]
Consideration in cash			23,450,000
Less: Carrying value of net assets of companies acquired		7,649,000	1,190,000
Excess of consideration over acquired assets		6,701,000	$ 22,260,000
Fair Value of consideration	$ 6,000,000	$ 14,350,000